INSTITUTIONALINVESTOR Aand INVESTORC [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND - INVESTOR C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,628